direct dial: 248.723.0347 Timothy E. Kraepel email: TKraepel@howardandhoward.com

                                  May 27, 2005

MICHAEL PRESSMAN
SPECIAL COUNSEL
OFFICE OF MERGERS AND ACQUISITIONS
SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Washington, D.C.  20549-0405

      RE:    PIONEER RAILCORP
             SCHEDULE 13E-3 FILED APRIL 29, 2005, AS AMENDED
             FILE NO. 5-47260

             PRELIMINARY SCHEDULE 14A FILED APRIL 29, 2005, AS AMENDED FILE NO. 1-12072

             FORM 10-KSB FOR THE FISCAL YEAR ENDED DECEMBER 31, 2004, AS AMENDED APRIL 28, 2005
             FILE NO. 1-12072
             FILED MARCH 21, 2005

             RESPONSE TO SEC COMMENTS

Dear Mr. Pressman:

      Pursuant to the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder, on behalf of our client Pioneer Railcorp, enclosed for filing is Pioneer Railcorp's Amendment No. 4 (the "Amendment") to its
Schedule 13E-3 and Schedule 14A submitted herewith for filing, both of which have been marked to show the changes from the previously submitted documents. For ease of reference, we have repeated each of your comments below and our response to each comment follows immediately thereafter. Where it is otherwise unclear, our response also includes a description of where the response to each of the staff's comments may be found in the marked amendment.

MICHAEL PRESSMAN
SPECIAL COUNSEL
OFFICE OF MERGERS AND ACQUISITIONS
May 27, 2005
Page 2

                             RESPONSES TO COMMENTS

Preliminary Proxy

Special Factors, page 12

      1. We note your response to our prior comment 2. Because it appears that the board may have relied on the Donnelly Penman materials delivered to the board in its consideration of the RSM Group Proposal to ultimately decide whether or not the going private transaction was fair in light of the subsequent RSM offer, we believe these materials should be filed as exhibits. We also note that Pioneer Merger Corporation and Mr. Brenkman relied on the conclusions the board made after discussions with Donnelly Penman regarding the RSM offer for their fairness determinations. Please file the materials or provide them to us supplementally. Refer to
            Item 9 of Schedule 13E-3 and Items 1015 and 1016 of Regulation M-A. Please also expand your disclosure regarding these materials in accordance with the requirements of Item 1015 of Regulation M-A.

THE DISCUSSION UNDER THE SUBSECTION ENTITLED "PRESENTATION BY THE COMPANY'S SPECIAL COUNSEL AND FINANCIAL ADVISOR" APPEARING UNDER THE CAPTION "SPECIAL FACTORS - BACKGROUND OF THE MERGER PROPOSAL" HAS BEEN SIGNIFICANTLY EXPANDED TO SUMMARIZE DONNELLY PENMAN'S FINANCIAL ANALYSIS IN CONNECTION WITH THE RSM GROUP OFFER. (SEE PAGES 19 AND 20.) THE COMPLETE DONNELLY PENMAN ANALYSIS IS HEREBY PROVIDED TO YOU SUPPLEMENTALLY AS AN APPENDIX TO THIS CORRESPONDENCE.

Developments subsequent to the announcement of the Proposed Going Private Transaction, page 18

      2. Please refer to the last paragraph on page 19. You state that the board unanimously voted to reject the RSM Group transaction on the basis of an inconsistency with the long-term goal of enhancing shareholder value, among other things. Please revise to clarify that you are referring to shareholders that hold more than 2,000 shares at the time of the proposed merger or advise.

THE ABOVE-REFERENCED PARAGRAPH HAS BEEN REVISED TO CLARIFY THAT WE ARE REFERRING TO SHAREHOLDERS THAT HOLD MORE THAN 2,000 SHARES AT THE TIME OF THE PROPOSED MERGER. (SEE PAGE 20).

Position of Pioneer Merger Corporation as to the Fairness, page 32

      3. Expand your disclosure to explain why each filing person believed the proposed transaction was procedurally fair in light of the RSM offer.

A PARAGRAPH HAS BEEN ADDED TO END OF THE ABOVE-REFERENCED SECTION TO EXPLAIN WHY PIONEER MERGER CORPORATION BELIEVES THAT THE PROPOSED TRANSACTION IS PROCEDURALLY FAIR IN LIGHT OF THE RSM GROUP OFFER. A SIMILAR PARAGRAPH HAS BEEN ADDED TO THE CORRESPONDING DISCUSSION FOR MR. BRENKMAN, AS FILING PERSON. (SEE PAGE 34 AND PAGE 36).

MICHAEL PRESSMAN
SPECIAL COUNSEL
OFFICE OF MERGERS AND ACQUISITIONS
May 27, 2005
Page 3


      4. We note added disclosure regarding Pioneer Merger Corporation's fairness determination in light of the RSM offer. Please revise to expand what is meant by the statement in the first factor that because Mr. Brenkman has no interest in selling his shares and would not vote in favor of the merger the RSM offer, the RSM offer is "in many respects, hypothetical." Similarly revise the added disclosure regarding Mr. Brenkman's position, found on page 34.

LANGUAGE HAS BEEN ADDED UNDER THE BULLET POINT IN QUESTION TO CLARIFY IN GREATER DETAIL WHAT IS MEANT BY THE ABOVE-REFERENCED STATEMENT. THE CORRESPONDING DISCUSSION FOR MR. BRENKMAN, AS FILING PERSON, HAS BEEN SIMILARLY EXPANDED. (SEE PAGE 34 AND PAGE 36).


      5. It does not appear that any of the factors you have cited support a determination that the transaction is fair to unaffiliated shareholders who are being cashed out. For instance, in the second subpart you refer to the future potential to receive control premiums. Shareholders who are cashed out will not benefit from any potential future premiums. Please revise to indicate why you believe the transaction is fair to unaffiliated shareholders being cashed out.

A SUBPARAGRAPH HAS BEEN ADDED TO END OF THE ABOVE-REFERENCED SECTION TO INDICATE WHY PIONEER MERGER CORPORATION BELIEVES THAT THE PROPOSED TRANSACTION IS FAIR TO UNAFFILIATED SHAREHOLDERS BEING CASHED OUT IN LIGHT OF THE RSM GROUP OFFER. A SIMILAR PARAGRAPH HAS BEEN ADDED TO THE CORRESPONDING DISCUSSION FOR MR. BRENKMAN, AS FILING PERSON. (SEE PAGE 34 AND PAGE 36).

Pro Forma Effect of the Merger, page 42

      6. The weighted average shares outstanding of 4,026,001 presented in the selected pro forma financial data table do not agree with the weighted average share of 4,017,739 disclosed on the face of your pro forma consolidated income statements for the year ended December 31, 2004. Please revise your filing to correct this discrepancy.

THE WEIGHTED AVERAGE SHARES OUTSTANDING HAS BEEN REVISED TO CORRECT THE ABOVE-REFERENCED DISCREPANCY. (SEE PAGE 44). IN ADDITION, THE FILING HAS BEEN REVISED TO INCLUDE FINANCIAL INFORMATION FOR THE QUARTER ENDED MARCH 31, 2005.

                                                 VERY TRULY YOURS,

                                                 HOWARD & HOWARD ATTORNEYS, P.C.

                                                 /s/ TIMOTHY E. KRAEPEL

                                                 TIMOTHY E. KRAEPEL

cc:   J. Michael Carr
      Theodore L. Eissfeldt, Esq.

                                                                      APPENDIX 1

                               As of June 30, 2004
                  ($'s in thousands - except per share values)

                                                          CONTROL    CONTROL
VALUATION TECHNIQUE                        EQUITY VALUE   PREMIUM  EQUITY VALUE  WEIGHTING
-----------------------------------------  ------------  --------  ------------  ---------
Recent Trading - Price as of 9/9/2004      $     10,369    52.4%   $     15,805    5.00%
Recent Trading - 30 Day Trading Average    $     10,886    52.4%   $     16,594    5.00%
Recent Trading - 90 Day Trading Average    $     11,661    52.4%   $     17,775    5.00%
Recent Trading - 1 Year Trading Average    $     10,455    52.4%   $     15,937    5.00%
Net Book Value                             $      9,721    52.4%   $     14,818    5.00%
Present Value of Discounted Cash Flow      $     15,331    52.4%   $     23,369   40.00%
Comparable Company (Short Line) - EBITDA   $     45,355    52.4%   $     69,135    2.50%
Comparable Company (Short Line) - Revenue  $     32,117    52.4%   $     48,956    2.50%
Comparable Company (Class I) - EBITDA      $     39,433    52.4%   $     60,108    2.50%
Comparable Company (Class I) - Revenue     $     25,379    52.4%   $     38,685    2.50%
Premium Analysis                           $     15,806      NA    $     15,806   10.00%
Comparable Acquisition - EBITDA            $     18,159      NA    $     18,159    7.50%
Comparable Acquisition - Revenue           $     14,093      NA    $     14,093    7.50%

VALUATION CONCLUSION (EQUITY VALUE)                                $     22,816
Total Weighting                                                          100.00%

                                      # of Shares   Share Price
                                      -----------  ------------
Implied Value per Share (1)            4,495,602   $       3.59
Premium to 9/9 Trading Price ($2.16)                      66.23%

Implied Value per Warrant (1)          4,117,044   $       1.59
Implied Value per Option (1)             150,000   $       0.84

(1)   See schedule B for calculation of value per share

                                                                                                                1998-2002  1998-2003
                             # OF            # OF           # OF           # OF           # OF            # OF   WEIGHTED   WEIGHTED
STUDY DONE        1998 (1)   DEALS    1999   DEALS  2000    DEALS  2001    DEALS  2002    DEALS  2003     DEALS  AVERAGE    AVERAGE
----------------- --------  -------- ------  ----- ------  ------ ------  ------ ------  ------ -------  ------ ---------  ---------
Average Premium
in All Industries    40.7%       512   43.3%   723   49.2%    574   57.2%    439   59.7%    326    62.3%    371      48.5%     50.3%

Average Premium
in Transportation    28.2%         5   30.8%    11   64.3%      8   24.4%      7  282.6%      2    53.2%      3      52.4%     52.5%

Median Premium
Offered Based on
Purchase Price of
Under $25 million    39.8%        55   35.5%    86   42.9%     89   56.3%    113   49.4%    114    43.6%     87      46.1%     45.7%

Median Premium
Offered on
Stocks Under $10
Dollars              39.7%       215   37.1%   292   48.8%    256   51.5%    249   44.4%    201    39.4%     64      44.2%     42.0%

FOOTNOTES:
(1) The data for 1998-2003 was sourced from Mergerstat.

                                                                                  VALUATION TECHNIQUE:
                                            -------------------------------------------------------------------------
                                   WEIGHTED
                                   AVERAGE     DCF        NBV                           RECENT TRADING
                                   -------- ----------- ------------ ------------------------------------------------
                                                                      CURRENT -    30 DAY       90 DAY      1 YEAR
($ in thousands except per                                            9/9/2004       AVG.         AVG.        AVG.
share data)                                                           ($ 2.16)     ($ 2.22)    ($ 2.31)     ($ 2.17)
                                                                     -----------  ----------  -----------  ----------
MEAN / MEDIAN MULTIPLE:

PIONEER EBITDA / REVENUE

ENTERPRISE VALUE                            $   26,506

NET DEBT AT JUNE 30, 2004(1)                   (11,175)

EQUITY VALUE                                $   15,331  $     9,721  $    10,369  $   10,886  $    11,661  $   10,455

CONTROL PREMIUM                                   52.4%        52.4%        52.4%       52.4%        52.4%       52.4%
                                            ----------  -----------  -----------  ----------  -----------  ----------
EQUITY VALUE                       $ 22,816 $   23,369  $    14,818  $    15,806  $   16,594  $    17,775  $   15,937

VALUE PER SHARE, FULLY DILUTED(2)  $   3.59 $     3.65  $      2.68  $      2.79  $     2.88  $      3.02  $     2.81

METHODOLOGY WEIGHTING                               40%           5%           5%          5%           5%          5%

(1)  SEE SCHEDULE C - CALCULATION
      OF NET DEBT
(2)   PER SHARE CALCULATION
      DETAIL

Cash from conversion of warrants &          $    8,647  $     8,234  $     8,647  $    8,647  $     8,647  $    8,647
Options(3)

Total value after conversion                $   32,016  $    23,052  $    24,452  $   25,240  $    26,422  $   24,584

Shares outstanding, fully                    8,762,646    8,612,646    8,762,646  $8,762,646    8,762,646   8,762,646
diluted

Value per share, fully diluted              $     3.65  $      2.68  $      2.79  $     2.88  $      3.02  $     2.81

                                    COMPARABLE  COMPANY -   COMPARABLE COMPANY -                           PREMIUM
                                        SHORT  LINE              CLASS I          COMPARABLE ACQUISITION   ANALYSIS
                                   ----------------------- ---------------------  ----------------------  ----------
($ in thousands except per
share data)                          EBITDA       REVENUE     EBITDA     REVENUE      EBITDA    REVENUE
                                   ----------  ----------- ----------- ---------- ----------- -----------
MEAN / MEDIAN MULTIPLE:                 10.31x       2.57x       9.23x      2.17x       5.35x       1.50x

PIONEER EBITDA / REVENUE           $    5,483  $   16,845  $    5,483  $  16,845  $    5,483  $   16,845

ENTERPRISE VALUE                       56,530      43,292      50,608     36,554      29,334      25,268

NET DEBT AT JUNE 30, 2004(1)          (11,175)    (11,175)    (11,175)   (11,175)    (11,175)    (11,175)
                                   ----------  ----------  ----------  ---------  ----------  ----------
EQUITY VALUE                       $   45,355  $   32,117  $   39,433  $  25,379  $   18,159  $   14,093

CONTROL PREMIUM                          52.4%       52.4%       52.4%      52.4%        0.0%        0.0%
                                   ----------  ----------  ----------  ---------  ----------  ----------
EQUITY VALUE                       $   69,135  $   48,956  $   60,108  $  38,685  $   18,159  $   14,093  $   15,806

VALUE PER SHARE, FULLY DILUTED(2)  $     8.88  $     6.57  $     7.85  $    5.40  $     3.06  $     2.59  $     2.79

METHODOLOGY WEIGHTING                     2.5%        2.5%        2.5%       2.5%        7.5%        7.5%         10%

(1)  SEE SCHEDULE C - CALCULATION
      OF NET DEBT
(2)   PER SHARE CALCULATION
      DETAIL

Cash from conversion of warrants & $    8,647  $    8,647  $    8,647  $    8,647 $    8,647  $    8,234  $    8,647
Options(3)

Total value after conversion       $   77,781  $   57,602  $   68,755  $   47,332 $   26,806  $   22,327  $   24,453

Shares outstanding, fully diluted   8,762,646   8,762,646   8,762,646   8,762,646  8,762,646   8,612,646   8,762,646

Value per share, fully diluted     $     8.88  $     6.57  $     7.85  $     5.40 $     3.06  $     2.59  $     2.79

(3)   Options are not assumed exercised if value per share is below $ 2.75

($ in thousands except per share data)


 WEIGHTED RANGE                             WEIGHTED AVERAGE
                                            ----------------
Estimated equity value                      $         22,816

Cash from conversion of warrants & options  $          8,647

Total Value After Conversion                $         31,462

Shares Outstanding, fully diluted                  8,762,646

Value per share, fully diluted              $           3.59

Trading Price (as of 9/9/04)                $           2.16
Premium to Current Trading Price            $           1.43
Premium to Current Trading Price                        66.2%

                                                 Shares      Strike   As Converted
CALCULATION DETAIL                             Outstanding   Price       Value
---------------------------------------------  -----------  -------  -------------
Common (as of 6/30/04)                           4,495,602
Warrants, assuming conversion (as of 7/14/04)    4,117,044  $  2.00  $   8,234,088
Options, assuming conversion (as of 12/31/03)      150,000  $  2.75        412,500
                                                 ---------           -------------
                                                 8,762,646           $   8,646,588
                                                 =========           =============

                                   Per Share     Total
                                 ------------  -----------
Value - common stock                $    3.59  $    16,142
Intrinsic value - warrants               1.59        6,548
Intrinsic value - options                0.84          126
                                               -----------
                                               $    22,816